Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

September 30, 2019

OFR-QTLY-1119
1.807742.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$900,000	$1,042,839
6.375% 10/1/43 (a)	735,000	853,864
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,100,880

TOTAL GUAM		2,997,583

Ohio - 97.1%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,087,950
5% 11/15/23	3,245,000	3,519,949
Series 2016:
5% 11/15/22	2,020,000	2,229,939
5.25% 11/15/32	1,000,000	1,204,830
5.25% 11/15/34	1,500,000	1,799,355
5.25% 11/15/41	10,295,000	12,173,940
5.25% 11/15/46	1,500,000	1,763,985
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,538,000
5% 8/1/42	4,175,000	4,956,602
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.) Series 2012 B, 5.25% 2/15/26 (Pre-Refunded to 2/15/22 @ 100)	1,875,000	2,045,850
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,487,062
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,576,193
5% 2/15/42	3,000,000	3,367,110
Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (b)	7,000,000	7,047,110
Series 2019 A, 2.3%, tender 2/15/22 (b)	6,000,000	6,086,040
Beavercreek City School District Series 2015, 5% 12/1/29	1,500,000	1,766,040
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,153,510
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,375,511
Series 2016 X:
5% 5/15/31	3,225,000	4,297,119
5% 5/15/32	3,950,000	5,327,010
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	10,061,570
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,677,280
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	5,173,752
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/43 (FSA Insured) (a)	1,750,000	2,087,855
5% 1/1/48 (FSA Insured) (a)	3,000,000	3,557,580
Series 2019 B:
5% 1/1/22 (a)(c)	900,000	967,914
5% 1/1/23 (a)(c)	1,200,000	1,328,028
5% 1/1/24 (a)(c)	1,200,000	1,363,920
5% 1/1/25 (a)(c)	1,125,000	1,308,994
5% 1/1/26 (a)(c)	400,000	475,044
5% 1/1/27 (a)(c)	350,000	423,458
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	2,350,000	2,611,461
Series 2015:
5% 12/1/26	1,500,000	1,813,530
5% 12/1/27	2,000,000	2,405,720
5% 12/1/29	1,250,000	1,496,475
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,178,249
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,221,940
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	755,268
5% 10/1/30	420,000	528,179
5% 10/1/31	650,000	814,054
5% 10/1/33	600,000	743,292
5% 10/1/36	700,000	858,865
5% 10/1/39	2,040,000	2,482,741
5% 10/1/43	5,000,000	6,022,600
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,394,217
Series 2015 A:
5% 12/1/24	3,725,000	4,209,548
5% 12/1/27	1,750,000	1,972,285
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,402,498
5% 11/15/35	1,245,000	1,465,938
5% 11/15/36	450,000	528,525
5% 11/15/45	2,000,000	2,317,120
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	497,905
4% 12/1/34	370,000	430,103
4% 12/1/35	620,000	718,425
4% 12/1/36	1,400,000	1,617,056
4% 12/1/37	1,115,000	1,282,540
4% 12/1/38	650,000	745,700
Cleveland Pub. Pwr. Sys. Rev. Series 2018:
5% 11/15/23 (FSA Insured)	360,000	410,238
5% 11/15/24 (FSA Insured)	475,000	555,232
5% 11/15/25 (FSA Insured)	200,000	239,264
5% 11/15/26 (FSA Insured)	265,000	323,570
5% 11/15/27 (FSA Insured)	220,000	273,590
5% 11/15/28 (FSA Insured)	150,000	187,904
5% 11/15/29 (FSA Insured)	210,000	262,055
5% 11/15/30 (FSA Insured)	530,000	658,387
5% 11/15/32 (FSA Insured)	365,000	449,560
5% 11/15/34 (FSA Insured)	785,000	961,861
5% 11/15/36 (FSA Insured)	1,000,000	1,218,750
5% 11/15/38 (FSA Insured)	830,000	1,004,972
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,063,443
5% 6/1/25	2,500,000	2,684,550
5% 6/1/26	3,075,000	3,297,907
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	5,852,250
Series 2015 Y:
4% 1/1/28	650,000	715,481
4% 1/1/29	1,040,000	1,143,178
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	4,014,000
Columbus City School District 5% 12/1/31	5,000,000	6,062,350
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,539,250
Columbus Metropolitan Library Facility Series 2012 1, 5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	530,000	553,013
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	413,998
5% 1/1/30	250,000	320,445
5% 1/1/31	325,000	414,512
5% 1/1/32	500,000	632,400
5% 1/1/33	400,000	502,280
5% 1/1/34	300,000	375,753
5% 1/1/36	440,000	547,664
5% 1/1/37	400,000	496,324
5% 1/1/39	1,400,000	1,726,354
5% 1/1/40	1,620,000	1,992,794
Series 2019, (The Cleveland Orchestra Proj.) 5% 1/1/35	500,000	624,190
Cuyahoga County Gen. Oblig. Series 2012 A, 4% 12/1/27	1,575,000	1,622,313
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,031,505
5% 2/15/27	1,700,000	2,009,043
5% 2/15/28	2,385,000	2,811,414
5% 2/15/30	3,000,000	3,495,630
5% 2/15/31	1,500,000	1,741,110
5% 2/15/32	1,450,000	1,677,534
Dayton Gen. Oblig.:
4% 12/1/22	750,000	773,078
4% 12/1/25	1,540,000	1,586,477
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,264,500
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,508,441
4% 12/1/24	1,490,000	1,612,597
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,467,400
5% 12/1/26	3,045,000	3,573,703
5% 12/1/32	5,920,000	6,931,432
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,138,992
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	2,635,000	2,948,960
Series 2016 C:
4% 11/1/40	3,000,000	3,317,610
5% 11/1/33	2,610,000	3,184,513
5% 11/1/34	2,155,000	2,618,821
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	7,254,427
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	857,549
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	712,100
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,606,575
5% 12/1/26	1,500,000	1,764,525
5% 12/1/28	1,550,000	1,816,786
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,135,350
5% 12/1/27	3,825,000	4,334,452
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,288,540
5.25% 6/1/27	3,000,000	3,276,180
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,539,000
5% 1/1/36	3,450,000	3,882,113
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	859,157
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,557,525
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34 (Pre-Refunded to 6/1/21 @ 100)	4,100,000	4,430,050
Kent State Univ. Revs.:
Series 2012 A:
5% 5/1/24	1,385,000	1,512,046
5% 5/1/25	1,500,000	1,636,800
5% 5/1/26	2,220,000	2,420,688
Series 2016, 5% 5/1/30	1,125,000	1,362,893
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	899,791
5% 8/15/45	11,000,000	12,294,472
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,538,875
Lancaster City School District Series 2012:
5% 10/1/37 (Pre-Refunded to 10/1/22 @ 100)	2,000,000	2,220,580
5% 10/1/49	2,860,000	3,111,823
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	155,004
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	6,105,000	7,085,768
Series 2019:
5% 8/1/20	650,000	669,353
5% 2/1/21	285,000	298,424
5% 2/1/22	200,000	216,168
5% 2/1/23	100,000	111,311
5% 8/1/24	655,000	758,071
Lucas County Hosp. Rev. Series 2011, 5% 11/15/25 (Pre-Refunded to 11/15/21 @ 100)	1,780,000	1,916,045
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	8,320,590
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	6,540,215
5% 8/1/49	2,200,000	2,603,854
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,346,960
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	601,965
5% 12/1/29	300,000	360,129
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,172,020
Series 2012 A, 5% 8/1/47	5,725,000	6,128,155
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	534,070
5% 12/1/28	1,400,000	1,670,872
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,291,878
5% 2/15/48	3,495,000	3,738,007
North Olmsted City School District Series 2015 A:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	665,000	765,861
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	253,367
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	420,360
5% 12/1/29 (Pre-Refunded to 12/1/23 @ 100)	500,000	575,835
5% 12/1/30 (Pre-Refunded to 12/1/23 @ 100)	750,000	863,753
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	10,137,867
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,362,811
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,246,055
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	2,023,044
5% 10/1/33	1,500,000	1,858,785
5% 10/1/35	1,450,000	1,787,067
5% 10/1/36	1,250,000	1,536,950
5% 10/1/37	1,430,000	1,752,036
Ohio Gen. Oblig. Series 2016 A, 5% 2/1/31	4,255,000	5,114,936
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	875,000	897,018
Series 2016, 5% 12/1/40	2,000,000	2,380,500
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,724,774
5% 11/1/29	1,325,000	1,572,391
5% 11/1/30	2,285,000	2,703,178
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,869,060
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	898,144
(Kenyon College 2015 Proj.) 5% 7/1/41	5,100,000	5,851,740
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,670,000
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	446,352
4% 7/1/37	450,000	500,526
5% 7/1/28	400,000	496,244
5% 7/1/29	735,000	909,665
5% 7/1/30	300,000	369,078
5% 7/1/31	400,000	488,892
5% 7/1/33	650,000	789,757
5% 7/1/35	700,000	846,146
5% 7/1/42	1,400,000	1,666,280
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,797,869
5% 9/1/45	4,255,000	5,152,762
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,526,600
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,201,060
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	597,602
5% 12/1/24	585,000	647,402
5% 12/1/25	1,000,000	1,106,340
5% 12/1/26	1,195,000	1,323,247
5% 12/1/27	2,300,000	2,544,582
Series 2018 B:
4% 12/1/33	1,155,000	1,312,773
5% 12/1/19	1,000,000	1,005,932
5% 12/1/21	1,000,000	1,077,160
5% 12/1/23	1,000,000	1,143,600
5% 12/1/25	1,065,000	1,283,091
5% 12/1/27	1,000,000	1,257,690
5% 12/1/29	1,310,000	1,651,465
5% 12/1/31	1,130,000	1,405,234
5% 12/1/35	1,000,000	1,230,000
5% 12/1/36	1,000,000	1,226,650
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,161,680
5% 5/1/28	1,000,000	1,153,670
5% 5/1/29	855,000	986,243
5% 5/1/31	1,005,000	1,151,348
Ohio Hosp. Facilities Rev.:
Series 2011 A, 5% 1/1/32	3,500,000	3,649,625
Series 2017 A, 5% 1/1/32	2,000,000	2,490,740
Series 2019 B, 4% 1/1/40	3,000,000	3,394,560
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,524,350
5% 1/15/41	5,000,000	5,777,300
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	6,250,000	6,991,563
(Mtg. Backed Securities Programs) Series 2017 B, 4.5% 3/1/47 (a)	770,000	830,861
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.3%, tender 12/2/19 (b)	3,500,000	3,504,348
Ohio Spl. Oblig.:
( Ohio Gen. Oblig. Proj.) Series 2017 A, 5% 4/1/32	1,115,000	1,374,070
( Ohio Gen. Oblig. Proj.P Series 2017 A, 5% 4/1/34	1,000,000	1,223,540
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,164,288
5% 4/1/30	2,250,000	2,792,745
5% 4/1/31	2,000,000	2,469,620
5% 4/1/33	1,850,000	2,268,692
5% 4/1/35	2,395,000	2,922,834
Ohio State Univ. Gen. Receipts Series 2013 A:
5% 6/1/28	2,000,000	2,242,620
5% 6/1/38	3,500,000	3,900,750
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	5,022,500
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/24	5,075,000	5,624,623
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,201,341
Olentangy Local School District 5% 12/1/32	1,275,000	1,532,231
Princeton City School District Series 2014, 5% 12/1/39	2,750,000	3,183,153
Reynoldsburg City School District 4% 12/1/30	2,375,000	2,656,818
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	5,000,000	6,021,950
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	970,000	1,102,618
5% 2/15/28	5,030,000	5,959,896
5% 2/15/30	3,860,000	4,539,553
5% 2/15/32	2,550,000	2,973,402
5% 2/15/33	2,460,000	2,859,209
5% 2/15/34	4,450,000	5,156,794
South-Western City School District Franklin & Pickway County:
(Intercept) Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	400,000	438,840
Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	1,600,000	1,755,360
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,703,261
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	511,083
5% 1/1/25	1,025,000	1,201,064
5% 1/1/33	5,000,000	5,960,700
Univ. of Cincinnati Gen. Receipts:
Series 2012 C, 4% 6/1/28	2,000,000	2,150,520
Series 2013 A:
5% 6/1/33	4,085,000	4,555,796
5% 6/1/34	5,130,000	5,713,486
Series 2016 A:
5% 6/1/32	745,000	898,992
5% 6/1/33	800,000	963,480
5% 6/1/34	585,000	703,006
Series 2016 C, 5% 6/1/41	2,585,000	3,056,194
Series F:
5% 6/1/32	1,995,000	2,073,423
5% 6/1/32 (Pre-Refunded to 12/1/20 @ 100)	5,000	5,208
Univ. of Toledo Gen. Receipts:
Series 2017 B, 5% 6/1/31	2,470,000	3,293,177
Series 2018 A:
5% 6/1/26	600,000	730,206
5% 6/1/27	350,000	435,589
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,649,535
5% 12/1/25	1,500,000	1,787,685
5% 12/1/26	1,890,000	2,299,941
5% 12/1/27	1,340,000	1,653,011
5% 12/1/28	1,400,000	1,713,544
5% 12/1/29	825,000	1,006,046
5% 12/1/30	1,700,000	2,064,157
5% 12/1/31	750,000	904,695
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,623,960
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,749,305
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,123,240
5% 12/1/42	125,000	131,391
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/20	1,650,000	1,682,461
5% 5/1/21	1,080,000	1,136,430
5% 5/1/23	2,665,000	2,800,355

TOTAL OHIO		640,960,689

TOTAL MUNICIPAL BONDS
(Cost $605,487,270)		643,958,272

Municipal Notes - 2.3%
Ohio - 2.3%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 1.76% 10/1/19, LOC Bank of Montreal, VRDN (b)	8,000,000	$8,000,000
Mahoning County Sales Tax BAN Series 2019, 3% 9/16/20	1,000,000	1,014,215
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 1.72% 10/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,200,000	2,200,000
Series 2013 B2, 1.78% 10/1/19 (Liquidity Facility Bank of New York, New York), VRDN (b)	2,990,000	2,990,000
Series 2013 B3, 1.75% 10/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	800,000	800,000
TOTAL MUNICIPAL NOTES
(Cost $15,005,319)		15,004,215
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $620,492,589)		658,962,487
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,383,721
NET ASSETS - 100%		$660,346,208

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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